Average Annual Total Returns - NVIT Multi-Manager Small Company Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 5 Years	Class IV Shares 10 Years	Russell 2000® Index (reflects no deduction for fees or expenses) 1 Year	Russell 2000® Index (reflects no deduction for fees or expenses) 5 Years	Russell 2000® Index (reflects no deduction for fees or expenses) 10 Years
Total	22.69%	13.43%	11.09%	22.36%	13.15%	10.81%	22.72%	13.43%	11.09%	19.96%	13.26%	11.20%